Deferred shipping revenues	9 Months Ended
Sep. 30, 2024
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 8 – Deferred shipping revenues
Deferred shipping revenues relate to charter hire payments paid in advance. As of September 30, 2024, $2.7 million was recognized as deferred shipping revenues in the interim condensed consolidated statement of financial position, compared to $4.4 million as of December 31, 2023.